Income Taxes (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current taxes:
Current tax expenses	$ 4,597	$ 13,747	$ 17,715
Prior year taxes	0	66	(1,595)
Total current taxes	4,597	13,813	16,120
Deferred Tax Expense Income Abstract
Deferred tax expenses (income) in respect of the creation and reversal of temporary differences	46,907	16,606	11,241
Prior year taxes	0	(1,303)	0
Expenses (income) from the creation of deferred taxes in respect of losses and unused tax benefits	(7,629)	(10,841)	1,067
Total deferred taxes	39,278	4,462	12,308
Total income taxes from continuing operations as presented in profit or loss	$ 43,875	$ 18,275	$ 28,428